Other long-term debt - September 2023 Senior Secured Notes (Details)		12 Months Ended
	Sep. 17, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
Other Long-term debt
Net gain on debt extinguishment		$ 48,643,696	$ 169,932,886	$ 9,620,914
September 2023 Senior Secured Notes at 14.50% [Member]
Other Long-term debt
Debt issuance date	Sep. 17, 2020
Debt instrument, aggregate principal amount	$ 300,000,000
Stated rate	14.50%
Debt instrument, frequency of periodic payment	semi-annually
Debt term	3 years
Maturity date	Sep. 17, 2023
Effective interest rate	15.69%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		xin:AdjustedTreasuryRateMember
minimum percentage of common shares owned by subject to certain qualifications and exceptions and satisfaction		10.00%
Debt instrument redemption amount				$ 3,500,000	$ 1,000,000	$ 41,200,000
Net gain on debt extinguishment					(7,334)
Debt instruments redemption difference between repurchase price and principal amount					$ 7,334
September 2023 Senior Secured Notes at 14.50% [Member] | Maximum [Member]
Other Long-term debt
Fixed charge coverage ratio		2
September 2023 Senior Secured Notes at 14.50% [Member] | Minimum [Member]
Other Long-term debt
Fixed charge coverage ratio		1
September 2023 Senior Secured Notes at 14.50% [Member] | Debt Instrument, Redemption, Period One [Member]
Other Long-term debt
Redemption price		100.00%
Debt Instrument, Basis Spread on Variable Rate		1.00%
Debt Instrument, Description of Variable Rate Basis		the Adjusted Treasury Rate (as defined in the September 2023 Indenture)
Redemption terms		At any time prior to September 17, 2023, the Company may at its option redeem the September 2023 Senior Secured Notes, in whole but not in part, at a redemption price equal to 100.0% of the principal amount of the September 2023 Senior Secured Notes plus the Applicable Premium as of, and accrued and unpaid interest, if any, to (but not including) the redemption date. “Applicable Premium” means with respect to any September 2023 Senior Secured Note at any redemption date, the greater of (i) 1.00% of the principal amount of such September 2023 Senior Secured Note and (ii) the excess of (A) the present value at such redemption date of the principal amount of such September 2023 Senior Secured Note, plus all required remaining scheduled interest payments due on such September 2023 Senior Secured Note through the maturity date of the September 2023 Senior Secured Notes (but excluding accrued and unpaid interest to the redemption date), computed using a discount rate equal to the Adjusted Treasury Rate (as defined in the September 2023 Indenture) plus 100 basis points, over (B) the principal amount of such September 2023 Senior Secured Note on such redemption date.
September 2023 Senior Secured Notes at 14.50% [Member] | Debt Instrument, Redemption, Period One [Member] | Applicable Premium
Other Long-term debt
Redemption price		1.00%
September 2023 Senior Secured Notes at 14.50% [Member] | Debt Instrument, Redemption, Period Two [Member]
Other Long-term debt
Redemption price		114.50%
Redemption terms		At any time prior to September 17, 2023, the Company may redeem up to 35% of the aggregate principal amount of the September 2023 Senior Secured Notes with the net cash proceeds of one or more sales of our common shares in certain equity offerings, within a specified period after the equity offering, at a redemption price of 114.5% of the principal amount of the September 2023 Senior Secured Notes, plus accrued and unpaid interest, if any, to (but not including) the redemption date, provided that at least 65% of the aggregate principal amount of the September 2023 Senior Secured Notes issued on September 17, 2020 remains outstanding after each such redemption.
September 2023 Senior Secured Notes at 14.50% [Member] | Debt Instrument, Redemption, Period Two [Member] | Maximum [Member]
Other Long-term debt
Percentage of principal redeemable		35.00%
September 2023 Senior Secured Notes at 14.50% [Member] | Debt Instrument, Redemption, Period Two [Member] | Minimum [Member]
Other Long-term debt
Debt instrument carrying amount percentage		65.00%